Leases and Commitments - Minimum operating lease commitments (Details)	Dec. 31, 2022 USD ($)
Leases and Commitments
2022	$ 370,493
2023	76,725
2024	66,427
2025	59,157
2026	4,669
Total future minimum lease obligations	$ 577,471